Weighted Average Assumptions to Value Investor Warrants (Detail) (USD $)	0 Months Ended		12 Months Ended		9 Months Ended
	Feb. 06, 2015	Sep. 26, 2014	May 31, 2014	May 31, 2013	Feb. 28, 2015
Debt Instrument [Line Items]
Expected dividend yield			0.00%	0.00%
Stock price volatility	124.00%	123.00%
Expected term	5 months 27 days	2 years		2 years
Risk-free interest rate	0.045%	0.59%		0.28%
Grant-date fair value	$ 1.00	$ 1.00			$ 1.00
Minimum
Debt Instrument [Line Items]
Stock price volatility			78.00%	70.00%	90.00%
Expected term			3 years		5 months 5 days
Risk-free interest rate			0.64%		0.041%
Grant-date fair value			0.66	0.11
Maximum
Debt Instrument [Line Items]
Stock price volatility			93.00%	94.00%	114.00%
Expected term			5 years		1 year 6 months 29 days
Risk-free interest rate			1.42%		0.48%
Grant-date fair value			0.72	1.10